Share Capital (Tables)	12 Months Ended
Aug. 31, 2019
Share Capital [Abstract]
Disclosure of Capital Stock
Issued and outstanding

2019	2018		2019	2018
Number of securities			$	$
22,372,064	22,420,064	Class A Shares	2	2
494,389,771	484,194,344	Class B Non-Voting Shares	4,310	4,054
10,012,393	10,012,393	Series A Preferred Shares	245	245
1,987,607	1,987,607	Series B Preferred Shares	48	48
528,761,835	518,614,408		4,605	4,349

Disclosure of Changes in Share Capital
	Class A Shares		Class B Non-Voting Shares
	Number	$	Number	$
September 1, 2017	22,420,064	2	474,350,861	3,795
Stock option exercises	-	-	1,854,594	48
Dividend reinvestment plan	-	-	7,988,889	211
August 31, 2018	22,420,064	2	484,194,344	4,054
Stock option exercises	-	-	1,658,465	39
Dividend reinvestment plan	-	-	8,488,962	217
Class A conversion to Class B	(48,000)	-	48,000	-
August 31, 2019	22,372,064	2	494,389,771	4,310